SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2014	Dec. 31, 2013
Summary Of Business And Significant Accounting Policies Details
Warrants	7,063,775	17,594,794
Convertible debentures	80,313,600
Preferred stock series C	523,784,355
Total	611,161,730	17,594,794